Consolidated Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 31,646	$ 75,715	$ (90,983)	$ 16,378
Balance (in Shares) at Dec. 31, 2020	2,331,443
Exercise of warrants, net of issuance expenses in an amount	$ 18,099	1,120		19,219
Exercise of warrants, net of issuance expenses in an amount (in Shares)	1,210,235
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount	$ 19,011	12,790		31,801
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount (in Shares)	1,296,297
Option exercise	$ 5	(1)		4
Option exercise (in Shares)	350
RSU vesting	$ 26	(26)
RSU vesting (in Shares)	1,764
Share-based compensation		491		491
Net loss			(17,202)	(17,202)
Balance at Dec. 31, 2021	$ 68,787	90,089	(108,185)	50,691
Balance (in Shares) at Dec. 31, 2021	4,840,089
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount	$ 14,815	(5,965)		8,850
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount (in Shares)	1,000,000
RSU vesting	$ 62	(62)
RSU vesting (in Shares)	4,374
Share-based compensation		879		879
Net loss			(19,108)	(19,108)
Balance at Dec. 31, 2022	$ 83,664	84,941	(127,293)	$ 41,312
Balance (in Shares) at Dec. 31, 2022	5,844,463			5,844,463	[1]
RSU vesting	$ 82	(82)
RSU vesting (in Shares)	6,092
Share-based compensation		(57)		$ (57)
Net loss			(17,568)	(17,568)
Balance at Dec. 31, 2023	$ 83,746	$ 84,802	$ (144,861)	$ 23,687
Balance (in Shares) at Dec. 31, 2023	5,850,555			5,850,555	[1]

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(7).